Fair value measurement (Tables)	6 Months Ended
Sep. 30, 2025
Fair Value Measurement [Abstract]
Schedule of fair value measurement of assets	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 237 of the Annual Report and Accounts for the year ended 31 March 2025.

	30 September 2025				31 March 2025
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	2,635	—	406	3,041	5,156	—	407	5,563
Investments held at fair value through other comprehensive income[1]	—	382	—	382	—	384	—	384
Financing derivatives	—	822	29	851	—	344	31	375
Commodity contract derivatives	—	73	52	125	—	102	5	107
	2,635	1,277	487	4,399	5,156	830	443	6,429
Liabilities
Financing derivatives	—	(755)	(90)	(845)	—	(1,043)	(95)	(1,138)
Commodity contract derivatives	—	(56)	(12)	(68)	—	(39)	(25)	(64)
	—	(811)	(102)	(913)	—	(1,082)	(120)	(1,202)
Total	2,635	466	385	3,486	5,156	(252)	323	5,227
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(64)	(64)	(20)	(13)	407	483	323	406
Net gains/(losses) through the consolidated income statement for the period[2,3]	3	12	72	(19)	(9)	(54)	66	(61)
Purchases	—	—	—	—	9	19	9	19
Settlements	—	—	(12)	4	(1)	(42)	(13)	(38)
Reclassification/transfers out of level 3[4]	—	—	—	10	—	—	—	10
At 30 September	(61)	(52)	40	(18)	406	406	385	336
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss. Net gains and loss are recognised within revenue in the consolidated income statement.
2.Gains of £3 million (2024: gains of £12 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the consolidated income statement.
3.Gains of £72 million (2024: losses of £19 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.£10 million of US Commodity contract derivatives were reclassified out of Level 3 to Level 2 in the prior period due to improved observability of the fair value of these instruments.

Schedule of impacts of reasonably possible changes in significant Level 3 assumptions
The impacts on a post-tax basis of reasonably possible changes in significant assumptions used in valuing assets and liabilities classified within Level 3 of the fair value hierarchy are as follows:

	Financing derivatives		Commodity contract derivatives		Other
Six months ended 30 September	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
10% increase in commodity prices	—	—	3	2	—	—
10% decrease in commodity prices	—	—	(2)	(2)	—	—
+10% market area price change	—	—	1	11	—	—
-10% market area price change	—	—	(2)	(10)	—	—
+20 basis point increase in Limited Price Index (LPI) market curve	(32)	(40)	—	—	—	—
-20 basis point decrease in LPI market curve	30	38	—	—	—	—
+20 basis point increase between Retail Price Index (RPI) and Consumer Price Index (CPI)	29	36	—	—	—	—
-20 basis point decrease between RPI and CPI	(27)	(33)	—	—	—	—
+100 basis points change in discount rate	—	—	—	—	(6)	(6)
-100 basis points change in discount rate	—	—	—	—	7	7
+10% change in venture capital price	—	—	—	—	26	26
-10% change in venture capital price	—	—	—	—	(26)	(26)

Schedule of fair value measurement of liabilities	The following table categorises these assets and liabilities by the valuation methodology applied in determining their fair value using the fair value hierarchy described on page 237 of the Annual Report and Accounts for the year ended 31 March 2025.

	30 September 2025				31 March 2025
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Assets
Investments held at fair value through profit and loss	2,635	—	406	3,041	5,156	—	407	5,563
Investments held at fair value through other comprehensive income[1]	—	382	—	382	—	384	—	384
Financing derivatives	—	822	29	851	—	344	31	375
Commodity contract derivatives	—	73	52	125	—	102	5	107
	2,635	1,277	487	4,399	5,156	830	443	6,429
Liabilities
Financing derivatives	—	(755)	(90)	(845)	—	(1,043)	(95)	(1,138)
Commodity contract derivatives	—	(56)	(12)	(68)	—	(39)	(25)	(64)
	—	(811)	(102)	(913)	—	(1,082)	(120)	(1,202)
Total	2,635	466	385	3,486	5,156	(252)	323	5,227
1.Investments held include instruments which meet the criteria of IFRS 9 or IAS 19.
The changes in fair value of our level 3 financial assets and liabilities in the six months to 30 September are presented below:

	Financing derivatives		Commodity contract derivatives		Other[1]		Total
	2025	2024	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 April	(64)	(64)	(20)	(13)	407	483	323	406
Net gains/(losses) through the consolidated income statement for the period[2,3]	3	12	72	(19)	(9)	(54)	66	(61)
Purchases	—	—	—	—	9	19	9	19
Settlements	—	—	(12)	4	(1)	(42)	(13)	(38)
Reclassification/transfers out of level 3[4]	—	—	—	10	—	—	—	10
At 30 September	(61)	(52)	40	(18)	406	406	385	336
1.Other comprises our investments in Sunrun Neptune 2016 LLC and the investments made by National Grid Partners, which are accounted for at fair value through profit and loss. Net gains and loss are recognised within revenue in the consolidated income statement.
2.Gains of £3 million (2024: gains of £12 million) are attributable to derivative financial instruments held at the end of the reporting period and have been recognised in finance costs in the consolidated income statement.
3.Gains of £72 million (2024: losses of £19 million) are attributable to the commodity contract derivative financial instruments held at the end of the reporting period and have been recognised in other operating costs in the consolidated income statement.
4.£10 million of US Commodity contract derivatives were reclassified out of Level 3 to Level 2 in the prior period due to improved observability of the fair value of these instruments.